Note 10 - Warrants (Details Textual)					9 Months Ended	12 Months Ended
	May 03, 2019 USD ($) $ / shares shares	Jan. 31, 2016 USD ($) $ / shares shares	Nov. 30, 2015 USD ($) $ / shares shares	Jul. 01, 2010	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Nov. 24, 2015 shares
Fair Value Adjustment of Warrants					$ 94,000	$ 98,000	$ (12,000)
Alliqua Warrants Assumed in Merger [Member]
Class of Warrant or Right, Outstanding | shares	38,945
Alliqua Warrants Assumed in Merger [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 26.40
Alliqua Warrants Assumed in Merger [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 28.20
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		131,810	197,715					11,829
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.2276	$ 0.2276
Warrants Not Settleable in Cash, Fair Value Disclosure		$ 22,000	$ 33,000
Percentage of Note Payable Principal				20.00%
Class of Warrants or Right, Exercisable, Term		10 years	10 years	5 years
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input		10	10
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input				3.92
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input		0.0209	0.0207
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input		0.686	0.687
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Conversion Price [Member]
Warrants and Rights Outstanding, Measurement Input			0.20
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Share Price [Member]
Warrants and Rights Outstanding, Measurement Input		0.23
Warrants for Series A Convertible Preferred Stock [Member]
Warrants and Rights Outstanding						$ 140,000	$ 42,000
Class of Warrant or Right, Outstanding | shares						330
Class of Warrants or Right, Exercisable, Term				7 years
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input						6.92	7.92
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input				7		7.08	8.08
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input							2.28
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input				0.0146		2.56
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input				0.0266		2.59
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input							71.00
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input				0.736		76.84
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input				0.815
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Conversion Price [Member]
Warrants and Rights Outstanding, Measurement Input				0.2276
Warrant Issued In Connection With Term Loan A and B [Member]
Fair Value Adjustment of Warrants						$ 98,000	$ (12,000)
Alliqua Biomedical, Inc. [Member] | Warrant to Purchase Common Stock Converted in Merger [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	11,829
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 6.34
Exchange of Warrants Upon Merger	$ 234,000